MERCANTILE ABSOLUTE RETURN FUND FOR

TAX-EXEMPT/DEFERRED INVESTORS (TEDI) LLC

Supplement dated September 17, 2007

to the Prospectus dated July 30, 2007

Effective September 17, 2007, Mercantile Capital Advisors, Inc., investment manager and administrator to the Fund, has changed its name to PNC Capital Advisors, Inc.